Discontinued operations and assets held for sale (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Discontinued operations and assets held for sale
Assets classified as held for sale	$ 0	$ 38,677,000
Liabilities classified as held for sale	$ 0	$ 5,869,000